Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Clipper Windpower [Member]	Dec. 31, 2013 Pratt and Whitney Rocketdyne [Member]	Dec. 31, 2013 UTC Power [Member]	Dec. 31, 2012 Hamilton Sundtrand Industrials [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Discontinued Operation Income (Loss) From Discontinued Operation Impairment Charge During Phase Out Period, Before Income Tax	$ 1,200,000,000
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal		Aug. 07, 2012	Jun. 14, 2013	Feb. 12, 2013	Dec. 13, 2012
Disposal Group Including Discontinued Operation Cash Payment		367,000,000		48,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			(7,000,000)		2,100,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			(3,000,000)		900,000,000
Discontinued Operations Sale Price			$ 411,000,000		$ 3,400,000,000